RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties
Inclusive of those described above, the following table summarizes the transactions the company has entered into with related parties for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Transactions during the period
Revenues (1)	$115	$220	$418
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2023	December 31, 2022
Balances at end of period:
Accounts and other receivable, net	$1,376	$602
Accounts payable and other	23	269
Non-recourse borrowings in subsidiaries of the company	68	—